Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,030,606
Proposed Maximum Offering Price per Unit	5.88
Maximum Aggregate Offering Price	$ 35,459,963.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,428.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable under the Ivanhoe Electric Inc. 2022 Long Term Incentive Plan (the "2022 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. The amount registered represents 6,030,606 shares of Common Stock reserved for issuance pursuant to awards to be granted under the Registrant's 2022 Plan. The proposed maximum offering price per share is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on the average of the high and low prices of the Registrant's common stock as reported on NYSE American LLC on February 3, 2025.